Lease liability and Right-of-use assets (Details 5) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities		$ 16	$ 32
Expense relating to short-term leases for which recognition exemption has been used	$ 30	2	4
Expense relating to leases of low-value assets for which recognition exemption has been used	12	3	4
Cash outflow		80	111
Repayment of lease liability		69	91
Gains or losses from sales leaseback		468	468
Lease liabilities	1,736	2,046	2,046
Right-of-use assets	1,554	1,762	1,762
Additions to right-of-use assets		$ 143	$ 399
Weighted average interest rate lease liabilities		3.20%	3.40%
Lease incentives		$ 29	$ 0
Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	89
Right-of-use assets	75
Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	286	269	269
Right-of-use assets	$ 276	$ 269	$ 269